Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company - Balance Sheets
BALANCE SHEETS

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2 (e))
ASSETS
Current assets:
Cash and cash equivalents	2,888	574	90
Amounts due from subsidiaries and VIEs	866,102	895,041	140,451
Prepayments and other current assets	5,434	3,255	511
Short-term investment	64,910	6,759	1,061

Total current assets	939,334	905,629	142,113

Non-current assets:
Investment in equity fund	5,711	5,580	876

Total non-current assets	5,711	5,580	876

Total assets	945,045	911,209	142,989

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Payables to subsidiaries and VIEs	3,415	3,409	535
Accrued expenses and other current liabilities	1,543	8,931	1,401

Total current liabilities	4,958	12,340	1,936

Non-current liabilities:
Investment deficit in subsidiaries and VIEs	1,651,038	1,530,855	240,224
Other non-current liabilities	1,612	—	—

Total non-current liabilities	1,652,650	1,530,855	240,224

Total liabilities	1,657,608	1,543,195	242,160

Shareholders’ deficit
Class A ordinary shares (US$0.001 par value; 200,000,000 shares authorized; 29,926,647 and 30,408,054 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	212	215	34
Class B ordinary shares (US$0.001 par value; 25,000,000 shares authorized, 19,675,674 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	121	121	19
Subscriptions receivable from founding shareholders	(201)	(279)	(44)
Treasury stock (US$0.001 par value; 781,011 shares as of December 31, 2020 and December 31, 2021, respectively)	(15,327)	(15,327)	(2,405)
Additional paid-in capital	1,198,852	1,221,834	191,733
Accumulated other comprehensive income	10,256	8,019	1,258
Accumulated deficit	(1,906,476)	(1,846,569)	(289,766)

Total shareholders’ deficit	(712,563)	(631,986)	(99,171)

Total liabilities and shareholders’ deficit	945,045	911,209	142,989

Condensed Financial Information of Parent Company - Statements of Comprehensive (Loss)/Income
STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses:
General and administrative expenses	(11,787)	(12,549)	(12,640)	(1,985)

Total operating expenses	(11,787)	(12,549)	(12,640)	(1,985)

Loss from operations	(11,787)	(12,549)	(12,640)	(1,985)
Interest income	6,280	2,797	47	7
Investment income	87	—	—	—
Other (loss)/income, net	(46)	—	2,149	338
(Loss)/income from subsidiaries and VIEs	(569,315)	(385,075)	70,351	11,040

(Loss)/income before provision for income taxes	(574,781)	(394,827)	59,907	9,400
Provision for income taxes	—	—	—	—

Net (loss)/income	(574,781)	(394,827)	59,907	9,400

Net (loss)/income attributable to ordinary shareholders	(574,781)	(394,827)	59,907	9,400

Net (loss)/income	(574,781)	(394,827)	59,907	9,400
Other comprehensive income/(loss)
—Foreign currency translation adjustment, net of nil tax	13,165	(19,227)	(2,237)	(351)

Comprehensive (loss)/income	(561,616)	(414,054)	57,670	9,049

Condensed Financial Information of Parent Company - Statements of Cash Flows
STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (e))
Cash flows used in operating activities	(11,422)	(13,448)	(2,778)	(436)
Cash flows (used in)/provided by investing activities	(119,440)	18,176	1,736	272
Cash flows (used in)/provided by financing activities	(16,344)	4,285	1,145	180
Effect of exchange rate changes on cash	2,121	(8,153)	(2,417)	(379)

Net (decrease)/increase in cash and cash equivalents	(145,085)	860	(2,314)	(363)
Cash and cash equivalents, beginning of year	147,113	2,028	2,888	453

Cash and cash equivalents, end of year	2,028	2,888	574	90